Share-based compensation - Restricted stocks unit (Details)				12 Months Ended
	Nov. 20, 2019 shares	Aug. 13, 2019 shares	Apr. 15, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term				10 years	10 years
Stock options cancelled (in shares)				3,452,998	3,452,998
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term				3 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term				4 years	4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				3,689,400	3,689,400
Expiration term			0 years	10 years	10 years
Share-based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost				$ 51,796	¥ 360,592
Number of Restricted Shares
Granted (in shares)				3,689,400	3,689,400
Vested (in shares)				49,998	49,998
Outstanding ending balance (in shares)				3,639,402	3,639,402
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | ¥ / shares					¥ 8.21
Vested (in dollars per share) | ¥ / shares					17.60
Outstanding ending balance (in dollars per share) | ¥ / shares					¥ 8.21
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term			2 years	3 years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term			3 years	4 years	4 years
Restricted stock units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			150,000
Number of Restricted Shares
Granted (in shares)			150,000
Restricted stock units | Certain employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	1,789,400
Number of Restricted Shares
Granted (in shares)	1,789,400
Restricted stock units | Certain senior managements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	250,000	1,500,000
Stock options cancelled (in shares)	250,000	1,500,000
Number of Restricted Shares
Granted (in shares)	250,000	1,500,000